Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense (income)	$ (32,595)	$ (32,595)	$ (31,924)
Current tax expense (income) and adjustments for current tax of prior periods	(32,595)	(32,595)	(31,924)
(Decrease)/Increase in deferred income tax assets	2,299	3,150	1,757
(Decrease)/Increase in deferred income tax liabilities	(1,458)	(1,105)	739
Deferred tax expense (income)	841	2,045	2,496
Tax income (expense)	$ (31,752)	$ (30,550)	$ (29,428)